Taxation - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Income Taxes [Line Items]
Tax (benefit) expense	$ (92)	$ 289	$ 148	$ 1,883
Investments accounted for using equity method [member]
Disclosure Of Income Taxes [Line Items]
Tax (benefit) expense	$ (209)	$ 262	$ (17)	$ 1,800